Subsequent Events Subsequent Events (Details) $ in Millions	Jan. 31, 2020 USD ($)	Jan. 03, 2020 USD ($)	May 14, 2019 USD ($) facility	Apr. 10, 2019 USD ($) facility	Apr. 03, 2019 USD ($) facility
Subsequent Event
Total consideration to acquire businesses			$ 892.5	$ 53.0	$ 13.0
Number of saltwater wells acquired | facility			35	3	2
Number of saltwater facilities acquired | facility				1
Mid-Con | Refined products and renewables
Subsequent Event
Payments made to sell business		$ 6.3
TransMontaigne Product Services, LLC | Refined products and renewables
Subsequent Event
Payments made to sell business	$ 41.7